LEASES - Maturities of operating lease liabilities (Details) ₫ in Millions	Dec. 31, 2023 VND (₫)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 VND (₫)
LEASES
Less than 1 year	₫ 1,611,095	$ 67,505,866	₫ 811,630
From 1 to 2 years	1,829,025	76,637,266	905,685
From 2 to 3 years	1,700,901	71,268,792	904,013
From 3 to 4 years	1,513,648	63,422,777	822,308
From 4 to 5 years	949,310	39,776,670	647,396
Thereafter	2,711,211	113,601,399	2,086,969
TOTAL	10,315,190	432,212,770	6,178,001
Less: Imputed interest	3,467,428	145,287,353	2,152,767
Present value of lease obligations	6,847,762	286,925,417	4,025,234
Less: Current portion	1,520,305	63,701,710	768,883
Non-current portion of lease obligations	₫ 5,327,457	$ 223,223,707	₫ 3,256,351